UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
January 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%‡
	Shares	Value
CONSUMER DISCRETIONARY — 6.1%
Entravision Communications, Cl A	217,373	$1,510,742
HealthStream*	126,758	2,981,348
Horizon Global*	65,854	556,466
Kirkland’s*	227,552	2,414,327
Movado Group	103,833	3,177,290

		10,640,173

ENERGY — 4.8%
Natural Gas Services Group*	104,290	2,873,190
Panhandle Oil and Gas, Cl A	126,146	2,567,071
RPC	146,625	2,961,825

		8,402,086

FINANCIAL SERVICES — 27.2%
Banc of California	42,250	832,325
Banner	48,090	2,613,211
Bryn Mawr Bank	59,417	2,667,823
CBTX	24,700	706,914
Columbia Banking System	86,726	3,736,156
Enterprise Financial Services	90,198	4,388,133
Financial Institutions	76,478	2,382,290
First Connecticut Bancorp	32,040	805,806
Flushing Financial	74,871	2,108,367
Heritage Financial	106,585	3,282,818
National Commerce*	70,102	3,179,126
OceanFirst Financial	98,061	2,593,713
Old Second Bancorp	63,200	929,040
PacWest Bancorp	69,394	3,638,327
Pinnacle Financial Partners	40,803	2,582,830
Renasant	76,599	3,299,119
Sterling Bancorp	122,828	3,039,993
Sun Bancorp	56,537	1,385,157
WSFS Financial	64,977	3,320,325

		47,491,473

HEALTH CARE — 10.8%
AtriCure*	137,800	2,247,518
Cambrex*	25,924	1,460,817
Cross Country Healthcare*	277,146	3,882,816
Invacare	278,985	5,133,324
Supernus Pharmaceuticals*	87,693	3,424,412
US Physical Therapy	35,913	2,727,592

		18,876,479

MATERIALS & PROCESSING — 4.4%
Insteel Industries	90,611	2,838,843
NN	89,932	2,590,041
Northwest Pipe *	112,800	2,143,200

		7,572,084

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — 30.5%
Altra Industrial Motion	59,361	$3,110,516
AZZ	54,779	2,492,445
Columbus McKinnon	16,900	692,055
CRA International	91,041	4,227,033
DXP Enterprises*	65,425	2,238,189
Exponent	30,688	2,275,515
Federal Signal	170,389	3,465,712
GP Strategies*	129,987	3,243,176
Hurco	73,205	3,305,206
Kadant	30,094	3,016,924
Knight-Swift Transportation Holdings, Cl A	68,800	3,425,552
Lydall*	45,848	2,191,534
Marten Transport	133,061	3,087,015
Multi-Color	27,085	2,099,088
Old Dominion Freight Line	23,264	3,407,013
On Assignment*	59,156	4,529,575
SP Plus*	67,722	2,610,683
Sterling Construction*	266,442	3,716,866

		53,134,097

TECHNOLOGY — 11.7%
CalAmp*	180,262	4,412,814
Carbonite*	34,400	866,880
GTT Communications*	72,417	3,342,044
Ichor Holdings*	70,320	2,244,615
Inphi*	52,282	1,561,663
Novanta*	95,978	5,557,126
PDF Solutions*	177,100	2,422,728

		20,407,870

Total Common Stock (Cost $115,368,282)		166,524,262

SHORT-TERM INVESTMENT — 4.6%
BlackRock Liquidity Funds T-Fund Portfolio, 1.210% (A) (Cost $8,088,036)	8,088,036	8,088,036

Total Investments — 100.1% (Cost $123,456,318)		$174,612,298

Percentages are based on Net Assets of $174,405,445.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
January 31, 2018 (UNAUDITED)

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND
JANUARY 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 2.0%
Grupo Televisa ADR	1,007	$20,845

FINANCIAL SERVICES — 7.7%
Crown Castle International REIT	190	21,426
Mastercard, Cl A	152	25,688
Visa, Cl A	285	35,406

		82,520

INFORMATION TECHNOLOGY — 45.0%
Alibaba Group Holding ADR*	232	47,395
Apple	316	52,908
Baidu ADR*	21	5,186
Cisco Systems	779	32,360
Cognizant Technology Solutions, Cl A	133	10,371
Facebook, Cl A*	570	106,527
Intel	650	31,291
International Business Machines	286	46,818
Intuit	38	6,380
Nintendo ADR	399	22,775
Nokia ADR	268	1,289
Qualcomm	209	14,264
Salesforce.com*	119	13,555
Seagate Technology	76	4,195
Taiwan Semiconductor Manufacturing ADR	570	25,827
Tencent Holdings ADR	798	47,218
Texas Instruments	133	14,586

		482,945

PRODUCER DURABLES — 1.4%
Accenture, Cl A	95	15,266

TECHNOLOGY — 34.7%
Activision Blizzard	589	43,663
Adobe Systems*	19	3,796
Alphabet, Cl A*	57	67,386
Alphabet, Cl C*	57	66,687
HP	209	4,874
Microsoft	1,140	108,311
NVIDIA	95	23,351
Oracle	475	24,505
Rapid7*	1,240	29,735

		372,308

COMMON STOCK — continued
	Shares	Value
UTILITIES — 5.4%
Verizon Communications	741	$40,066
Zayo Group Holdings*	494	18,130

		58,196

Total Common Stock (Cost $1,020,011)		1,032,080

Total Investments — 96.2% (Cost $1,020,011)		$1,032,080

Percentages are based on Net Assets of $1,072,383.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	American Depository Rate
Cl	Class
REIT	Real Estate Investment Trust

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND
JANUARY 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%‡
	Shares	Value
CONSUMER DISCRETIONARY — 21.6%
AMC Networks, Cl A*	649	$33,482
Cars.com*	888	26,365
EW Scripps, Cl A*	1,802	28,850
Gentherm*	659	21,088
Grand Canyon Education*	164	15,250
Group 1 Automotive	200	15,690
Malibu Boats, Cl A*	549	18,260
Michaels*	851	22,866
MSG Networks*	1,501	36,024
Sally Beauty Holdings*	1,545	25,662
Sportsman’s Warehouse Holdings*	3,421	17,345
Tenneco	859	49,831
Winnebago Industries	420	19,089

		329,802

ENERGY — 2.2%
World Fuel Services	1,188	33,133

FINANCIAL SERVICES — 31.4%
Aspen Insurance Holdings	1,134	42,355
Axis Capital Holdings	903	45,628
Cardtronics*	1,006	24,607
CoreLogic*	695	32,915
Donnelley Financial Solutions*	2,296	49,249
FirstCash	732	53,509
GAIN Capital Holdings	1,802	13,155
GEO Group REIT	2,241	50,534
Investors Bancorp	1,398	19,139
Jones Lang LaSalle	96	15,010
Kearny Financial	978	13,496
Navigators Group	641	31,153
Northrim BanCorp	686	22,947
TCF Financial	1,345	28,850
Virtus Investment Partners	293	37,504

		480,051

HEALTH CARE — 7.5%
Cambrex*	556	31,331
ICON*	328	35,923
MEDNAX*	566	29,890
Syneos Health, Cl A*	467	17,909

		115,053

INDUSTRIALS — 3.2%
AAR	549	22,218
AECOM*	705	27,573

		49,791

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 1.9%
Cirrus Logic*	300	$14,871
SolarEdge Technologies*	392	14,073

		28,944

MATERIALS & PROCESSING — 5.0%
Domtar	375	19,260
USG*	786	30,387
Worthington Industries	586	27,401

		77,048

PRODUCER DURABLES — 9.5%
Air Lease, Cl A	869	42,251
Huron Consulting Group*	686	27,543
Navigant Consulting*	1,728	35,459
RPX	2,836	39,817

		145,070

TECHNOLOGY — 11.1%
ACI Worldwide*	1,354	31,738
ARRIS International*	1,595	40,353
NCR*	923	34,622
Sabre	1,910	39,670
VeriFone Systems*	1,354	23,939

		170,322

Total Common Stock (Cost $1,433,267)		1,429,214

EXCHANGE TRADED FUND — 2.9%
iShares Russell 2000 Value ETF (Cost $44,628)	347	44,169

SHORT-TERM INVESTMENT — 0.1%
BlackRock Liquidity Funds T-Fund
Portfolio, 1.210% (A) (Cost $2,188)	2,188	2,188

Total Investments — 96.4% (Cost $1,480,083)		$1,475,571

Percentages are based on Net Assets of $1,529,927.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.
‡	More narrow industries are utilized for compliance purposes, Where as broad sectors are utilized for reporting purposes.
Cl	Class
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND
JANUARY 31, 2018 (UNAUDITED)

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-001-1400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018